Earnings per share	12 Months Ended
Dec. 31, 2025
Basic And Diluted Earning Per Share [Abstract]
Earnings per share
25.
Earnings per share

The following table presents the calculation of the weighted average number of shares and the basic and diluted earnings per share, determined and calculated based on the earnings attributable to the Group, as described in Note 3.4(ad):

	Outstanding shares	Shares considered in computation	Effective days in the year	Weighted average number of shares
	(in thousands)	(in thousands)		(in thousands)
Year 2023
Balance as of January 1, 2023	115,418	115,418	365	115,418
Sale of treasury stock	1	1	277	1
Purchase of treasury stock	(939)	(939)	158	(407)
Balance as of December 31, 2023	114,480	114,480		115,012
Net earnings attributable to IFS’s shareholders S/(000)				1,072,728
Basic and diluted earnings per share attributable to IFS’s shareholders (Soles)				9.327
Year 2024
Balance as of January 1, 2024	114,480	114,480	365	114,480
Sale of treasury stock	2	2	41	0
Purchase of treasury stock	(1,194)	(1,194)	59	(193)
Balance as of December 31, 2024	113,288	113,288		114,287
Net earnings attributable to IFS’s shareholders S/(000)				1,300,078
Basic and diluted earnings per share attributable to IFS’s shareholders (Soles)				11.376
Year 2025
Balance as of January 1, 2025	113,288	113,288	365	113,288
Purchase of treasury stock	(2,206)	(2,206)	261	(1,575)
Balance as of December 31, 2025	111,082	111,082		111,713
Net earnings attributable to IFS’s shareholders S/(000)				1,932,470
Basic and diluted earnings per share attributable to IFS’s shareholders (Soles)				17.299